Other Liabilities	3 Months Ended
Jan. 31, 2022
Disclosure of financial liabilities [abstract]
Other Liabilities
NOTE 11: OTHER LIABILITIES
Other Liabilities

(millions of Canadian dollars)	As at
	January 31 2022	October 31 2021
Accounts payable, accrued expenses, and other items 1	$5,137	$7,499
Accrued interest	662	714
Accrued salaries and employee benefits	2,851	4,151
Cheques and other items in transit	2,652	2,667
Current income tax payable	58	82
Deferred tax liabilities	224	244
Defined benefit liability	1,581	1,592
Lease liabilities	5,499	5,473
Liabilities related to structured entities	4,692	4,407

Provisions	1,362	1,304
Total	$24,718	$28,133

1	Includes dividends and distributions payable of nil (October 31, 2021 – $1,404 million).